Provisions - Employee obligations - North America plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
North America
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 71,820
Obligations at end of year	$ 64,832	$ 71,820
Disclosure of fair value of plan assets [abstract]
Cash	1.00%	2.00%
Equity mutual funds	40.00%	45.00%
Fixed income securities	59.00%	51.00%
Real estate mutual funds		2.00%
Total	100.00%	100.00%
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	$ 52,152
Fair value of plan assets at the end of the year	46,114	$ 52,152
North America | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	62,983
Obligations at end of year	57,455	62,983
North America | Post Retirement Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	8,837
Obligations at end of year	7,377	8,837
USA | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	38,195
Obligations at end of year	35,062	38,195
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	32,869
Fair value of plan assets at the end of the year	29,038	32,869
CANADA | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	24,788
Obligations at end of year	22,393	24,788
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	19,283
Fair value of plan assets at the end of the year	17,076	19,283
CANADA | Post Retirement Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	8,837
Obligations at end of year	7,377	8,837
Present value of defined benefit obligation [member] | North America
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	71,820
Service cost	642
Borrowing costs	2,413
Actuarial differences	(4,505)
Benefits paid	(3,013)
Exchange differences	(2,630)
Plan amendments	175
Expenses	(70)
Obligations at end of year	64,832	71,820
Present value of defined benefit obligation [member] | USA | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	38,195
Service cost	185
Borrowing costs	1,300
Actuarial differences	(2,849)
Benefits paid	(1,874)
Plan amendments	175
Expenses	(70)
Obligations at end of year	35,062	38,195
Present value of defined benefit obligation [member] | CANADA | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	24,788
Service cost	123
Borrowing costs	816
Actuarial differences	(416)
Benefits paid	(978)
Exchange differences	(1,940)
Obligations at end of year	22,393	24,788
Present value of defined benefit obligation [member] | CANADA | Post Retirement Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	8,837
Service cost	334
Borrowing costs	297
Actuarial differences	(1,240)
Benefits paid	(161)
Exchange differences	(690)
Obligations at end of year	7,377	8,837
Plan assets [member] | North America
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	52,152
Interest income on assets	1,753
Benefits paid	(2,852)
Actuarial return (loss) on plan assets	(4,198)
Other	(741)
Fair value of plan assets at the end of the year	46,114	52,152
Plan assets [member] | USA
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	32,869
Interest income on assets	1,110
Benefits paid	(1,874)
Actuarial return (loss) on plan assets	(3,044)
Other	(23)
Fair value of plan assets at the end of the year	29,038	32,869
Plan assets [member] | CANADA
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	19,283
Interest income on assets	643
Benefits paid	(978)
Actuarial return (loss) on plan assets	(1,154)
Other	(718)
Fair value of plan assets at the end of the year	$ 17,076	$ 19,283